[ING STATIONERY]

Edgar April 9, 2010

Patrick Scott Senior Counsel Office of Insurance Products Division of Investment Management U.S. Securities and Exchange Commission 100 F. Street, N.E. Washington, DC 20549-4644

Re:	Post-Effective Amendment No. 47 to Registration Statement on Form N-4
File Nos. 333-28769; 811-05626

Dear Mr. Scott:

This filing is on behalf of ING USA Annuity and Life Insurance Company and its
Separate Account B as registrant. We are making this filing, Post-effective Amendment No. 47 to the Registration Statement on Form N-4, to reflect changes in response to your oral comments of April 1, 2010 regarding Post-Effective Amendment No. 46, as filed on February 19, 2010
(Accession No. 0000836687-10-000067).

In response to your comment to clarify the disclosure in the final three sentences in the box below the table of contents, we have deleted the box in its entirety and moved the first sentence regarding closure of the product to the first paragraph of the front cover.

This filing also updates company and separate account information and has nonmaterial changes, which are meant to clarify and improve the prospectus disclosure. In addition, the filing includes a supplement to notify owners of upcoming reorganizations of two investment options under the contract. As counsel for the registrant, I represent that this filing does not include any disclosure changes that would render it ineligible for filing pursuant to Rule 485(b).

The registrant hereby acknowledges that:

·	The registrant is responsible for the adequacy and accuracy of the disclosure in the filing;
·	Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and
·	The registrant may not assert Staff comments as a defense in any proceeding initiated by the
Commission or any person under the federal securities laws of the United States.

Patrick Scott April 9, 2010 Page 2

Please let me know if you require anything more or different. I can be reached at (610) 425-3404 or scott.kreighbaum@us.ing.com.

Sincerely,

/s/ John S. Kreighbaum John S. (Scott) Kreighbaum Senior Counsel

ING USA Annuity and Life Insurance Company 1475 Dunwoody Drive West Chester, PA 19380-1478 Tel: (610) 425-3404 Fax: (610) 425-3520